TRANSACTION WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	$ 1,325	$ 1,429	$ 1,566
Service delivery expense	610	220	1,905
Due from related parties	1,587	1,768
Due to related parties	5,739	6,169
TRG Holdings, LLC [Member]
Balances and Transactions with Related Parties [Abstract]
Loan principal and interest due	$ 1,500	1,300
Interest rate	15.00%
Maturity date	August 7, 2020
Related Entity [Member] | BPO Solutions, Inc [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	$ 0	0	0
Service delivery expense	0	0	1,287
Due from related parties	0	0
Due to related parties	3,611	3,611
Related Entity [Member] | Alert Communications, Inc. [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	164	150	66
Service delivery expense	0	0	0
Due from related parties	534	370
Due to related parties	0	0
Related Entity [Member] | TRG Marketing Services, Inc. [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	0	0	0
Service delivery expense	0	0	0
Due from related parties	19	19
Due to related parties	0	0
Related Entity [Member] | Afiniti International Holdings Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	53	54	109
Service delivery expense	48	70	68
Due from related parties	0	0
Due to related parties	198	503
Related Entity [Member] | TRG Holdings, LLC [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	0	0	0
Service delivery expense	0	0	0
Due from related parties	0	0
Due to related parties	1,708	1,913
Related Entity [Member] | Third Party Lessor [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	310	342	291
Service delivery expense	489	77	485
Due from related parties	147	201
Due to related parties	9	0
Related Entity [Member] | 3rd Party Client and Internet Services Provider [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	764	883	1,100
Service delivery expense	73	73	65
Due from related parties	402	451
Due to related parties	179	93
Related Entity [Member] | TRG (Private) Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	0	0	0
Service delivery expense	0	0	0
Due from related parties	0	0
Due to related parties	34	49
Related Entity [Member] | Etelequote [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	34	0
Service delivery expense	0	0
Due from related parties	310	258
Due to related parties	0	0
Parent [member] | The Resource Group International Limited [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	0	0	0
Service delivery expense	0	0	$ 0
Due from related parties	163	162
Due to related parties	0	0
Officers [Member] | IBEX Limited Executive Leadership [Member]
Balances and Transactions with Related Parties [Abstract]
Service delivery revenue	0	0
Service delivery expense	0	0
Due from related parties	12	307
Due to related parties	$ 0	$ 0